SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation and Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation products. The Company believes that cash flow from operations, customer reimbursed expenses, proceeds from the sale of common stock, and funds available under credit agreements will be sufficient to fund the anticipated operations for the remainder of fiscal 2013.  These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Principles of Consolidation and presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation products. The Company believes that cash flow from operations, customer reimbursed expenses, proceeds from the sale of common stock, and funds available under credit agreements will be sufficient to fund the anticipated operations for fiscal 2013.  These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid investments with original maturities of 90 days or less at date of purchase. While the Company’s cash and cash equivalents are on deposit with high quality FDIC and Association of German Banks insured financial institutions, at times such deposits exceed insured limits. The Company has not experienced any losses in such accounts.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid investments with original maturities of 90 days or less at date of purchase. While the Company’s cash and cash equivalents are on deposit with high quality FDIC and Association of German Banks insured financial institutions, at times such deposits exceed insured limits. As of October 31, 2012, total uninsured deposits were $5.7 million. The Company has not experienced any losses in such accounts.

Short-Term Investments Policy [Policy Text Block]
Short-term Investments

Short-term investments consist of primarily corporate and government agency debt securities. The maturity dates of these debt securities is greater than three months, but do not exceed one year from the date of purchase. The Company classifies its investments in debt securities held-to-maturity securities and carries them at amortized cost, which approximates fair value due to the short period of time to maturity.

Short-term Investments

Short-term investments consist of primarily corporate and government agency debt securities. The maturity dates of these debt securities is greater than three months, but do not exceed one year from the date of purchase. The Company classifies its investments in debt securities held-to-maturity securities and carries them at amortized cost, which approximates fair value due to the short period of time to maturity.

Allowance For Doubtful Accounts Receivable Policy [Policy Text Block]
Allowance for Doubtful Accounts

The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company evaluates the adequacy of its allowance on a regular basis by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective and estimates may be revised as more information becomes available.

Allowance for Doubtful Accounts

The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company evaluates the adequacy of its allowance on a regular basis by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective and estimates may be revised as more information becomes available.

Inventory, Policy [Policy Text Block]
Inventory

Inventory is stated at the lower of cost or market. Cost is determined using standard cost, which approximates the first-in, first-out method. Adjustments to reduce the carrying value of inventories to their net realizable value are made for estimated excess, obsolete or impaired balances. These adjustments are measured as the excess of the cost of the inventory over its market value based upon assumptions about future demand and charged to cost of revenue. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration of the original cost basis or increases in the newly established cost basis.

Inventory

Inventory is stated at the lower of cost or market. Cost is determined using standard cost, which approximates the first-in, first-out method. Adjustments to reduce the carrying value of inventories to their net realizable value are made for estimated excess, obsolete or impaired balances. These adjustments are measured as the excess of the cost of the inventory over its market value based upon assumptions about future demand and charged to cost of revenue. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration of the original cost basis or increases in the newly established cost basis.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at historical cost, net of accumulated depreciation. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets (Note 4). Expenditures for repairs and maintenance are charged to expense when incurred; major replacements and betterments are capitalized at cost. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the related asset or the remaining life of the lease. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations.

Property and Equipment

Property and equipment are stated at historical cost, net of accumulated depreciation. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets (Note 5). Expenditures for repairs and maintenance are charged to expense when incurred; major replacements and betterments are capitalized at cost. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the related asset or the remaining life of the lease. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets are originally recorded at their fair values at the date of acquisition. Indefinite-lived intangible assets are not amortized, but are tested annually for impairment, or more frequently if impairment indicators occur. Definite-lived intangibles are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test other long-lived assets for impairment.

Intangible Assets

Intangible assets are originally recorded at their fair values at the date of acquisition. Indefinite-lived intangible assets are not amortized, but are tested annually for impairment, or more frequently if impairment indicators occur. Definite-lived intangibles are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test other long-lived assets for impairment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets

The Company reviews long-lived tangible and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. The Company considers historical performance and future estimated results in its evaluation of impairment.

The Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value, generally measured by discounting expected future cash flows at the rate it utilizes to evaluate potential investments. Because the Company operates as a single reporting unit, the Company is considered as a whole when evaluating long-lived assets for impairment.

The impairment test for intangible assets requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units and determining fair value of each reporting unit. Significant judgments required to estimate the fair value of reporting units include projecting future cash flows, determining appropriate discount rates and other assumptions. The projections are based on historical performance and future estimated results.

Impairment of Long-lived Assets

The Company reviews long-lived tangible and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. The Company considers historical performance and future estimated results in its evaluation of impairment.

The Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value, generally measured by discounting expected future cash flows at the rate it utilizes to evaluate potential investments. Because the Company operates as a single reporting unit, the Company is considered as a whole when evaluating long-lived assets for impairment.

The impairment test for intangible assets requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units and determining fair value of each reporting unit. Significant judgments required to estimate the fair value of reporting units include projecting future cash flows, determining appropriate discount rates and other assumptions. The projections are based on historical performance and future estimated results.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue consists of sales of hardware, software and services, as well as royalties the Company earns for products and the license of certain intellectual property as detailed below. Revenue is recognized when it is realizable and earned. Revenue is considered realizable and earned when: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the price to the buyer is fixed or determinable; and when collectability is reasonably assured.

Revenue is only recognized after all of the following criteria are met: (1) written agreements have been executed; (2) delivery of technology or intellectual property rights has occurred; (3) fees are fixed or determinable; and (4) collectability of fees is reasonably assured.

Product Revenue

Product revenue includes software licenses delivered via license key and software solutions delivered via a hardware appliance. Product sales include a perpetual license to the Company’s software that is essential to the functionality of the hardware. Revenue for products sold to distributors, value added resellers (“VARs”), original equipment manufacturers (“OEMs”) and end users is generally recognized upon shipment. When significant post-delivery obligations exist, the related revenue is deferred until such obligations are fulfilled. If there are customer acceptance criteria in the contract, the Company recognizes revenue upon end user acceptance, which typically occurs after delivery and installation are completed.

The Company licenses certain software to OEM customers under licensing agreements that allow those customers to embed this software into specific products they offer. Licensees pay a fee based on the amount of sales of their products that incorporate the licensed software. On a periodic and timely basis, the licensees provide reports listing sales to end users for which a license fee is owed to the Company. This report is cross-referenced to the license keys electronically delivered by the Company. As the license keys substantiate delivery, and the customer reports substantiate acceptance, the Company recognizes revenue based on the information in these reports.

Shipping charges billed to customers are included in product revenue and the related shipping costs are included in cost of product revenue.

In the period revenue is recognized, allowances are provided for future product returns. These allowances are based on programs in existence at the time revenue is recognized and historical product return rates. Since the Company has historically been able to reliably estimate the amount of returns, revenue is recognized, net of allowances for future returns, upon shipment to customers.

Out-of-warranty repairs are included in product revenue and recognized upon completion of the repair. On occasion, installation and professional services may also be delivered with the product as part of a bundled solution. Revenue related to installation and professional services is recognized upon completion.

IP License, Royalty and Other Revenue

IP license, royalty and other revenue consists of revenue from the licensing of intellectual property (“IP”), royalty payments from Hewlett Packard (“HP”), and sales of post-contract support (“PCS”) service.

IP License Revenue

The Company licenses patented technology to customers under licensing agreements that allow those customers to utilize the technology in specific products they offer. The timing and amount of revenue recognized from IP license agreements depends upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations. Such agreements are reviewed for multiple elements. Multiple elements can include amounts related to initial non-refundable license fees for the use of the Company’s patents in the customer’s past shipments, patent licensing royalties on covered products sold going forward, cross-licensing terms between the Company and other parties, and settlement of patent litigation. Through April 30, 2013, no amounts have been allocated to the cross-licensing or the settlement of patent litigation elements.

Under these IP license agreements, one or a combination of the following forms of payment is received as consideration for permitting customers to use the Company’s patents in their applications and products:

Consideration for Past Sales:  Consideration related to a customer’s product sales from prior periods results from a negotiated agreement with a customer that utilized the Company’s patented technologies prior to signing an IP license agreement with the Company. The Company negotiates an amount with the customer based on a report provided by the customer detailing their past shipments utilizing the Company’s patented technology. The Company may use publicly filed financial statements, research reports and other sources to determine the reasonableness of this shipment report. To determine the amount of consideration owed to the Company, the amount of past shipments is then multiplied by a standard royalty rate historically received by the Company in similar arrangements. The consideration is recorded as revenue when a signed agreement has been obtained, a determinable price has been identified based on past shipments, and payment is determined to be collectable and reasonably assured.

Recurring Royalty Payments:  These are royalty payments covering a customer’s obligations to pay royalties relating to its sales of covered products shipped in the current reporting period. The rate used for recurring royalty payments is the same as that used to determine the consideration for past shipments. Customers that owe the Company recurring royalty payments are obligated to provide quarterly royalty reports that summarize their sales of covered products and their related royalty obligations. These royalty reports are typically received subsequent to the period in which the customers’ underlying sales occurred. Upon initially signing an agreement, the Company recognizes revenue during the period in which the royalty report and payment are received. Once history has been established with a customer, the Company estimates revenue based on prior quarterly royalty reports received. When the actual results are received, the recorded revenue is adjusted to actual results, if necessary. To date, such adjustments have not been material.

Royalty Revenue

Royalty revenue consists of revenue from royalty payments from HP for product and PCS services. Revenue from royalty payments from HP is recognized when earned or when amounts can be reasonably estimated based on monthly product shipping reports received from HP.

Other Revenue

Other revenue consists of revenue from the sales of PCS services to customers other than HP. Most product sales include PCS services which consist of software updates and customer support. Software updates provide customers access to maintenance releases and patches released during the term of the support period. Support includes telephone and internet access to technical support personnel and hardware support. For PCS services, revenue equal to the separately stated price of these service contracts is initially deferred and recognized as revenue ratably over the contract period.

Multiple Element Arrangements

When elements such as hardware, software and PCS service are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to each element in an arrangement based on relative selling price using a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available. Third party evidence (“TPE”) is used only if VSOE is not available, and the Company’s best estimate of selling price (“ESP”) is used if neither VSOE nor TPE is available. The maximum revenue recognized on a delivered element is limited to the amount that is not contingent upon the delivery of additional items.

For established products, the Company uses VSOE. For new products, installation and professional services for which the Company is unable to establish selling price using VSOE or TPE, the Company uses ESP. The objective of ESP is to determine the price at which the Company would transact a sale if these items were sold on a standalone basis. In determining ESP, the Company uses the cost to provide the new product, installation or professional service plus a margin. When using cost plus a margin, the Company considers the total cost of the item to establish a VAR or OEM price. The Company also considers the historical margins for established products and other factors, including any changes to pricing methodologies, competitiveness of new products, installation and professional services, pricing pressures due to entering a new market, and cost drivers that could cause future margins to differ from historical margins.

The Company determines VSOE for established products and PCS service based on the price charged to customers when sold separately. PCS service revenue is recognized under a proportional performance method, ratably over the life of the contract.

For arrangements with multiple elements entered into prior to November 1, 2010, when elements such as hardware, software and PCS services are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to the separate elements based on relative fair value, provided the fair value for all elements of the arrangement are known. If, in an arrangement, the undelivered elements have fair value, but the delivered element does not, the fair value of the undelivered elements is deferred and the residual revenue is allocated to the delivered elements. If fair value does not exist for undelivered elements, then revenue for the entire arrangement is deferred until all elements have been delivered.

Revenue Recognition

Revenue consists of sales of hardware, software and services, as well as royalties the Company earns for products and the license of certain intellectual property as detailed below. Revenue is recognized when it is realizable and earned. Revenue is considered realizable and earned when: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the price to the buyer is fixed or determinable; and when collectability is reasonably assured.

Product Revenue

Product revenue includes software licenses delivered via license key and software solutions delivered via a hardware appliance. Product sales include a perpetual license to the Company’s software that is essential to the functionality of the hardware. Revenue for products sold to distributors, value added resellers (“VARs”), original equipment manufacturers (“OEMs”) and end users is generally recognized upon shipment. When significant post-delivery obligations exist, the related revenue is deferred until such obligations are fulfilled. If there are customer acceptance criteria in the contract, the Company recognizes revenue upon end user acceptance, which typically occurs after delivery and installation are completed.

The Company licenses certain software to OEM customers under licensing agreements that allow those customers to embed this software into specific products they offer. Licensees pay a fee based on the amount of sales of their products that incorporate the licensed software. On a periodic and timely basis, the licensees provide reports listing sales to end users for which a license fee is owed to the Company. This report is cross-referenced to the license keys electronically delivered by the Company. As the license keys substantiate delivery, and the customer reports substantiate acceptance, the Company recognizes revenue based on the information in these reports.

Shipping charges billed to customers are included in product revenue and the related shipping costs are included in cost of product revenue.

In the period revenue is recognized, allowances are provided for future product returns. These allowances are based on programs in existence at the time revenue is recognized and historical product return rates. Since the Company has historically been able to reliably estimate the amount of returns, revenue is recognized, net of allowances for future returns, upon shipment to customers.

Out-of-warranty repairs are included in product revenue and recognized upon completion of the repair. On occasion, installation and professional services may also be delivered with the product as part of a bundled solution. Revenue related to installation and professional services is recognized upon completion.

IP License, Royalty and Other Revenue

IP license, royalty and other revenue consists of revenue from the licensing of intellectual property (“IP”), royalty payments from Hewlett Packard (“HP”), and sales of post-contract support (“PCS”) service.

IP License Revenue

The Company licenses patented technology to customers under licensing agreements that allow those customers to utilize the technology in specific products they offer. The timing and amount of revenue recognized from IP license agreements depends upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations. Such agreements are reviewed for multiple elements. Multiple elements can include amounts related to initial non-refundable license fees for the use of the Company’s patents in the customer’s past shipments, patent licensing royalties on covered products sold going forward, cross-licensing terms between the Company and other parties, and settlement of patent litigation. Through October 31, 2012, no amounts have been allocated to the cross-licensing or the settlement of patent litigation elements.

Revenue is only recognized after all of the following criteria are met: (1) written agreements have been executed; (2) delivery of technology or intellectual property rights has occurred; (3) fees are fixed or determinable; and (4) collectability of fees is reasonably assured.

Under these IP license agreements, one or a combination of the following forms of payment is received as consideration for permitting customers to use the Company’s patents in their applications and products:

Consideration for Past Sales:  Consideration related to a customer’s product sales from prior periods results from a negotiated agreement with a customer that utilized the Company’s patented technologies prior to signing an IP license agreement with the Company. The Company negotiates an amount with the customer based on a report provided by the customer detailing their past shipments utilizing the Company’s patented technology. The Company may use publicly filed financial statements, research reports and other sources to determine the reasonableness of this shipment report. To determine the amount of consideration owed to the Company, the amount of past shipments is then multiplied by a standard royalty rate historically received by the Company in similar arrangements. The consideration is recorded as revenue when a signed agreement has been obtained, a determinable price has been identified based on past shipments, and payment is determined to be collectable and reasonably assured.

Recurring Royalty Payments:  These are royalty payments covering a customer’s obligations to pay royalties relating to its sales of covered products shipped in the current reporting period. The rate used for recurring royalty payments is the same as that used to determine the consideration for past shipments. Customers that owe the Company recurring royalty payments are obligated to provide quarterly royalty reports that summarize their sales of covered products and their related royalty obligations. These royalty reports are typically received subsequent to the period in which the customers’ underlying sales occurred. Upon initially signing an agreement, the Company recognizes revenue during the period in which the royalty report and payment are received. Once history has been established with a customer, the Company estimates revenue based on prior quarterly royalty reports received. When the actual results are received, the recorded revenue is adjusted to actual results, if necessary. To date, such adjustments have not been material.

Royalty Revenue

Royalty revenue consists of revenue from royalty payments from HP for product and PCS services. Revenue from royalty payments from HP is recognized when earned or when amounts can be reasonably estimated based on monthly product shipping reports received from HP.

Other Revenue

Other revenue consists of revenue from the sales of PCS services to customers other than HP. Most product sales include PCS services which consist of software updates and customer support. Software updates provide customers access to maintenance releases and patches released during the term of the support period. Support includes telephone and internet access to technical support personnel and hardware support. For PCS services, revenue equal to the separately stated price of these service contracts is initially deferred and recognized as revenue ratably over the contract period.

Multiple Element Arrangements

When elements such as hardware, software and PCS service are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to each element in an arrangement based on relative selling price using a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available. Third party evidence (“TPE”) is used only if VSOE is not available, and the Company’s best estimate of selling price (“ESP”) is used if neither VSOE nor TPE is available. The maximum revenue recognized on a delivered element is limited to the amount that is not contingent upon the delivery of additional items.

For established products, the Company uses VSOE. For new products, installation and professional services for which the Company is unable to establish selling price using VSOE or TPE, the Company uses ESP. The objective of ESP is to determine the price at which the Company would transact a sale if these items were sold on a standalone basis. In determining ESP, the Company uses the cost to provide the new product, installation or professional service plus a margin. When using cost plus a margin, the Company considers the total cost of the item to establish a VAR or OEM price. The Company also considers the historical margins for established products and other factors, including any changes to pricing methodologies, competitiveness of new products, installation and professional services, pricing pressures due to entering a new market, and cost drivers that could cause future margins to differ from historical margins.

The Company determines VSOE for established products and PCS service based on the price charged to customers when sold separately. PCS service revenue is recognized under a proportional performance method, ratably over the life of the contract.

For arrangements with multiple elements entered into prior to November 1, 2010, when elements such as hardware, software and PCS services are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to the separate elements based on relative fair value, provided the fair value for all elements of the arrangement are known. If, in an arrangement, the undelivered elements have fair value, but the delivered element does not, the fair value of the undelivered elements is deferred and the residual revenue is allocated to the delivered elements. If fair value does not exist for undelivered elements, then revenue for the entire arrangement is deferred until all elements have been delivered.

Contracts To Modify Or Customize Products [Policy Text Block]
Contracts to Modify or Customize Products

During the six months ended April 30, 2012 and 2013, the Company entered into contracts with certain customers to significantly modify or customize products. In accounting for such arrangements, the Company first looks to the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 985-605, Software - Revenue Recognition (“ASC 985-605”), and then ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements, to determine the appropriate accounting elements in the arrangement.  The Company then considers the appropriate recognition model for each accounting element based on the nature of the element and applies the guidance in ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, ASC Subtopic 985-60, ASC Subtopic 605-15, Revenue Recognition – Products, or ASC Subtopic 605-20, Revenue Recognition – Services, as applicable.  Amounts allocated to the modification/customization service element are evaluated for classification in the consolidated statement of operations as either revenue or reduction of research and development expense based on the following considerations: whether and in what circumstances the consideration received is refundable, ownership of the final product and intellectual property rights to develop the product, and exclusivity of the final product.

Contracts to Modify or Customize Products

During the year ended October 31, 2012, the Company entered into contracts with certain customers to significantly modify or customize products. In accounting for such arrangements, the Company first looks to the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 985-605, Software - Revenue Recognition (“ASC 985-605”), and then ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements, to determine the appropriate accounting elements in the arrangement.  The Company then considers the appropriate recognition model for each accounting element based on the nature of the element and applies the guidance in ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, ASC Subtopic 985-60, ASC Subtopic 605-15, Revenue Recognition – Products, or ASC Subtopic 605-20, Revenue Recognition – Services, as applicable.  Amounts allocated to the modification/customization service element are evaluated for classification in the consolidated statement of operations as either revenue or reduction of research and development expense based on the following considerations: whether and in what circumstances the consideration received is refundable, ownership of the final product and intellectual property rights to develop the product, and exclusivity of the final product.  The Company recorded approximately $0 and $902,000 as revenue and approximately $0 and $482,000 as a reduction of research and development expense related to these contracts for the years ended October 31, 2011 and 2012, respectively.

Standard Product Warranty, Policy [Policy Text Block]
Warranty

Generally, the Company indemnifies, under pre-determined conditions and limitations, its customers for infringement of third-party intellectual property rights by its products or services. The Company seeks to limit its liability for such indemnity to an amount not to exceed the sales price of the products or services. The Company does not believe, based on information available, that it is probable that any material amounts will be paid under these guarantees.

The Company provides for the estimated cost to repair or replace products under warranty and technical support costs when the related product revenue is recognized. The Company warrants products for a period from 12 to 39 months following the sale of its products. A reserve for warranty costs is recorded based upon the historical level of warranty claims and management’s estimate of future costs.

Warranty

Generally, the Company indemnifies, under pre-determined conditions and limitations, its customers for infringement of third-party intellectual property rights by its products or services. The Company seeks to limit its liability for such indemnity to an amount not to exceed the sales price of the products or services. The Company does not believe, based on information available, that it is probable that any material amounts will be paid under these guarantees.

The Company provides for the estimated cost to repair or replace products under warranty and technical support costs when the related product revenue is recognized. The Company warrants products for a period from 12 to 39 months following the sale of its products. A reserve for warranty costs is recorded based upon the historical level of warranty claims and management’s estimate of future costs.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that are expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company has provided a full valuation allowance against its deferred tax assets because the realization of the related tax benefits is not considered more likely than not.

The Company recognizes the tax benefit from an uncertain tax position only if it meets the “more likely than not” threshold that the position will be sustained upon examination by the taxing authority, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company includes interest and penalties related to its uncertain tax positions as part of income tax expense within its consolidated statement of operations

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that are expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company has provided a full valuation allowance against its deferred tax assets because the realization of the related tax benefits is not considered more likely than not.

The Company recognizes the tax benefit from an uncertain tax position only if it meets the “more likely than not” threshold that the position will be sustained upon examination by the taxing authority, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company includes interest and penalties related to its uncertain tax positions as part of income tax expense within its consolidated statement of operations (Note 13).

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

Expenditures relating to the development of new products are expensed as incurred. These costs include expenditures for employee compensation, materials used in the development effort, other internal costs, as well as expenditures for third party professional services. Software development costs incurred after a product has reached marketability have not been material to date.

Research and Development Costs

Expenditures relating to the development of new products are expensed as incurred. These costs include expenditures for employee compensation, materials used in the development effort, other internal costs, as well as expenditures for third party professional services. Software development costs incurred after a product has reached marketability have not been material to date.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based Compensation

Stock-based compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period), net of estimated forfeitures. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model, which requires a number of assumptions to determine the model inputs. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience. Additionally, the fair value of stock-based awards to non-employees are expensed over the period in which the related services are rendered. All stock-based awards are expected to be fulfilled with new shares of common stock

Stock-based Compensation

Stock-based compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period), net of estimated forfeitures. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model, which requires a number of assumptions to determine the model inputs. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience. Additionally, the fair value of stock-based awards to non-employees are expensed over the period in which the related services are rendered. All stock-based awards are expected to be fulfilled with new shares of common stock.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The Company's wholly-owned subsidiary outside the United States (“U.S.”), Crossroads Europe, GmbH, has a functional currency other than the U.S. dollar. Accordingly, all balance sheet accounts of this subsidiary are translated into U.S. dollars using the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated using the average exchange rate in effect during the period. The gains and losses from foreign currency translation of this subsidiary’s financial statements are recorded directly as a separate component of stockholders' equity and represent all of the balance under the caption "Accumulated other comprehensive loss."

Foreign Currency Translation

The Company's wholly-owned subsidiary outside the United States (“U.S.”), Crossroads Europe, GmbH, has a functional currency other than the U.S. dollar. Accordingly, all balance sheet accounts of this subsidiary are translated into U.S. dollars using the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated using the average exchange rate in effect during the period. The gains and losses from foreign currency translation of this subsidiary’s financial statements are recorded directly as a separate component of stockholders' equity and represent all of the balance under the caption "Accumulated other comprehensive loss."

Net income recorded by Crossroads Europe, GmbH, and reported in consolidated operations during fiscal years 2011 and 2012, was $0.1 million and $0.1 million respectively. Assets of Crossroads Europe, GmbH account for approximately 2% and 3% of the consolidated net assets for fiscal years 2011 and 2012, respectively.

Earnings Per Share, Policy [Policy Text Block]
Computation of Net Loss Per Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all dilutive potential common shares that were outstanding during the period. Basic earnings per share excludes the dilutive effect of common stock equivalents such as stock options and warrants, while earnings per share, assuming dilution, includes such dilutive effects. Future weighted-average shares outstanding calculations will be impacted by the following factors, among others: (i) the ongoing issuance of common stock associated with stock option and warrant exercises; (ii) any fluctuations in the Company’s stock price, which could cause changes in the number of common stock equivalents included in the earnings per share, assuming dilution computation; and (iii) the issuance of common stock to effect business combinations should the Company enter into such transactions.

 The Company has excluded all outstanding common stock equivalents from the calculation of diluted net loss per share because all such common stock equivalents are antidilutive for all periods presented. The total number of common stock equivalents excluded from the calculations of diluted net loss per common share were 3,178,127 and 9,587,097 for the six months ended April 30, 2012 and 2013, respectively. The dilutive common stock equivalents for the six months ended April 30, 2013 include warrants to purchase 3,280,850 shares of common stock (Note 8), 4,231,154 preferred stock shares convertible into common stock (Note 8), and options to purchase 2,075,093 shares of common stock (Note 9).

Computation of Net Loss Per Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all dilutive potential common shares that were outstanding during the period. Basic earnings per share excludes the dilutive effect of common stock equivalents such as stock options and warrants, while earnings per share, assuming dilution, includes such dilutive effects. Future weighted-average shares outstanding calculations will be impacted by the following factors, among others: (i) the ongoing issuance of common stock associated with stock option and warrant exercises; (ii) any fluctuations in the Company’s stock price, which could cause changes in the number of common stock equivalents included in the earnings per share, assuming dilution computation; and (iii) the issuance of common stock to effect business combinations should the Company enter into such transactions.

The Company has excluded all outstanding common stock equivalents from the calculation of diluted net loss per share because all such common stock equivalents are antidilutive for all periods presented. The total number of common stock equivalents excluded from the calculations of diluted net loss per common share were 3,228,318 and 3,129,340 for the years ended October 31, 2011 and 2012, respectively. The dilutive common stock equivalents for the year ended October 31, 2012 include warrants to purchase 998,096 shares of common stock (Note 11).

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements

On March 4, 2013, the FASB issued ASU 2013-05, Foreign Currency Matters (Topic 830) Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (“ASU 2013-05”). ASU 2013-05 updates accounting guidance related to the application of consolidation guidance and foreign currency matters. This guidance resolves the diversity in practice about what guidance applies to the release of the cumulative translation adjustment into net income. This guidance is effective for interim and annual periods beginning after December 15, 2013. The Company anticipates adopting ASU 2013-05 beginning November 1, 2014. The Company does not anticipate that these changes will have a material impact on its consolidated financial statements or disclosures.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 updated accounting guidance related to fair value measurements and disclosures that result in common fair value measurements and disclosures between GAAP and International Financial Reporting Standards. This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures or change a particular principle or requirement for fair value measurements or disclosures. This guidance is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-04 beginning February 1, 2012. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements or disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (Topic 220) (“ASU 2011-05”). ASU 2011-05 modifies how comprehensive income is presented in an entity’s financial statements. The guidance issued requires an entity to present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and the total comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes of stockholder’s equity. The revised financial statement presentation for comprehensive income will be effective for the Company for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company anticipates adopting ASU 2011-05 beginning November 1, 2012. The Company does not anticipate that these changes will have a material impact on its consolidated financial statements or disclosures.

The Company does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on its consolidated financial statements or disclosures.

Advertising Costs, Policy [Policy Text Block]		Advertising Costs The Company expenses all advertising costs as incurred. Advertising costs for the years ended October 31, 2011 and 2012 were approximately $32,000 and $7,000, respectively.